Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clearwater Investment Trust
Entity Central Index Key	0000811161
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002050 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Core Equity Fund
Class Name	Clearwater Core Equity Fund
Trading Symbol	QWVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater Core Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Core Equity Fund	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
2024 Market Overview:
  Domestic large capitalization equities, as defined by the Russell 1000® Index, the Fund’s performance benchmark (the “benchmark”), increased 24.5% in 2024.
  Strong market performance was mainly driven by the resilient U.S. economy with declining inflation metrics and the U.S. Federal Reserve softening its monetary policy in 2024.
  Large cap growth stocks, particularly the mega-cap technology stocks, significantly outperformed their value counterparts in 2024, as measured by the Russell 1000® Growth Index and the Russell 1000® Value Index.
  The Communication Services and Information Technology sectors posted significant gains, while the Materials and Energy sectors lagged the benchmark in 2024.
2024 Performance:
  The Core Equity Fund returned 25.6%, net of fees, in 2024 compared to an increase of 24.5% for the benchmark. Parametric Portfolio Associates LLC (“Parametric”), the subadviser that follows a tax-managed passive strategy, generated performance in line with the benchmark in 2024.
  The active subadviser, AQR Capital Management, LLC, generated significant outperformance versus the benchmark in 2024.
  From a Fund-level perspective, both positive sector positioning and stock selection contributed to the Fund’s outperformance relative to the benchmark.
  Sector positioning contributed positively to the Fund’s returns relative to the benchmark due to underweight positions in the Real Estate, Materials and Health Care sectors, and overweight positions in the Information Technology sector.
  The stock selection contribution to the Fund’s outperformance was mainly attributed to the Information Technology, Consumer Discretionary, and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Core Equity Fund	25.57%	14.36%	12.34%
Russell 1000® Index	24.51%	14.28%	12.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 1,103,260,597
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 2,434,226
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,103,260,597
Total number of portfolio holdings	534
Total advisory fees paid (after waiver/reimbursement)	$2,434,226
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Apple, Inc.	6.62%
NVIDIA Corp.	6.24%
Microsoft Corp.	5.68%
Amazon.com, Inc.	3.40%
Meta Platforms, Inc., Class A	2.89%
Alphabet, Inc., Class A	2.22%
Broadcom, Inc.	2.02%
Berkshire Hathaway, Inc., Class B	1.69%
Tesla, Inc.	1.56%
Alphabet, Inc., Class C	1.46%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	6.62%
NVIDIA Corp.	6.24%
Microsoft Corp.	5.68%
Amazon.com, Inc.	3.40%
Meta Platforms, Inc., Class A	2.89%
Alphabet, Inc., Class A	2.22%
Broadcom, Inc.	2.02%
Berkshire Hathaway, Inc., Class B	1.69%
Tesla, Inc.	1.56%
Alphabet, Inc., Class C	1.46%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.2575%, 0.24% and 0.23% effective January 1, 2024, April 1, 2024 and October 1, 2024, respectively, of average daily net assets.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.2575%, 0.24% and 0.23% effective January 1, 2024, April 1, 2024 and October 1, 2024, respectively, of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater
C000002051 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Select Equity Fund
Class Name	Clearwater Select Equity Fund
Trading Symbol	QWVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater Select Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Select Equity Fund	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
2024 Market Overview:
  Domestic small capitalization equities, as defined by the Russell 2000® Index, the Fund’s performance benchmark (the “benchmark”), increased by 11.5% in 2024.
  Strong market performance was mainly driven by the resilient U.S. economy with declining inflation metrics and the U.S. Federal Reserve softening its monetary policy in 2024.
  Similarly to the U.S. large cap space, U.S. small cap growth stocks outperformed small cap value stocks in 2024, as measured by the Russell 2000® Growth Index and the Russell 2000® Value Index.
  The Telecommunication Services, Communication Services, and Consumer Staples sectors experienced significant gains, while Energy was the only sector to post negative returns in 2024.
2024 Performance:
  The Select Equity Fund increased 10.0%, net of fees, during 2024 compared to an increase of 11.5% for the benchmark.
  The Fund’s underperformance was driven by underperformance from the value managers Cooke & Bieler, L.P. and Pzena Investment Management LLC.
  Partially offsetting the underperformance was the outperformance from the growth managers Wasatch Global Investors, Rice Hall James & Associates, LLC, and Acadian Asset Management LLC. Parametric, the subadviser that follows a tax-managed passive strategy, slightly underperformed the Fund’s benchmark.
  From a Fund-level perspective, poor stock selection more than offset positive sector positioning, driving the Fund’s underperformance.
  Sector positioning contributed positively to the Fund’s returns relative to the benchmark due to underweight positions in the Energy and Health Care sectors, and overweight positions in the Industrials sector.
  Negative stock selection within the Consumer Discretionary, Materials, and Consumer Staples sectors lead to the Fund’s underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Select Equity Fund	10.00%	5.06%	6.32%
Russell 3000® Index*	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%
*	The Fund has added the returns of the Russell 3000® Index, which represents a broad measure of market performance, to comply with the new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 454,277,524
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 3,868,246
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$454,277,524
Total number of portfolio holdings	732
Total advisory fees paid (after waiver/reimbursement)	$3,868,246
Portfolio turnover rate as of the end of the reporting period	125%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
American Woodmark Corp.	0.98%
Malibu Boats, Inc., Class A	0.97%
Columbia Banking System, Inc.	0.97%
Varex Imaging Corp.	0.94%
WSFS Financial Corp.	0.92%
Steelcase, Inc., Class A	0.87%
Gildan Activewear, Inc.	0.84%
Air Lease Corp.	0.74%
Commerce Bancshares, Inc.	0.70%
Woodward, Inc.	0.69%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
American Woodmark Corp.	0.98%
Malibu Boats, Inc., Class A	0.97%
Columbia Banking System, Inc.	0.97%
Varex Imaging Corp.	0.94%
WSFS Financial Corp.	0.92%
Steelcase, Inc., Class A	0.87%
Gildan Activewear, Inc.	0.84%
Air Lease Corp.	0.74%
Commerce Bancshares, Inc.	0.70%
Woodward, Inc.	0.69%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.9550%, 0.82%, 0.94% and 0.92% effective January 1, 2024, April 1, 2024, October 1, 2024 and January 1, 2025 respectively, of average daily net assets.
In addition, effective March 8, 2024, the Board of Trustees approved the termination of Jackson Square Partners, LLC ("Jackson Square") as a subadviser to the Fund and effective September 13, 2024, approved the addition of Acadian Asset Management LLC ("Acadian") as a subadviser to the Fund. During the period of time between the termination of Jackson Square and appointment of Acadian, Parametric Portfolio Associates LLC, a fund subadviser that utilizes a passive management strategy, managed an additional allocation of the Fund’s assets with the Russell 2000® Growth Index as the underlying index.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.9550%, 0.82%, 0.94% and 0.92% effective January 1, 2024, April 1, 2024, October 1, 2024 and January 1, 2025 respectively, of average daily net assets.

Material Fund Change Strategies [Text Block]	During the period of time between the termination of Jackson Square and appointment of Acadian, Parametric Portfolio Associates LLC, a fund subadviser that utilizes a passive management strategy, managed an additional allocation of the Fund’s assets with the Russell 2000® Growth Index as the underlying index.
Material Fund Change Adviser [Text Block]	In addition, effective March 8, 2024, the Board of Trustees approved the termination of Jackson Square Partners, LLC ("Jackson Square") as a subadviser to the Fund and effective September 13, 2024, approved the addition of Acadian Asset Management LLC ("Acadian") as a subadviser to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater
C000002052 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater Tax-Exempt Bond Fund
Class Name	Clearwater Tax-Exempt Bond Fund
Trading Symbol	QWVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Tax-Exempt Bond Fund	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
2024 Market Overview:
  As defined by the Fund’s performance benchmark, the Bloomberg Municipal Bond 5 Year (4-6) Index (the “benchmark”), intermediate duration municipal bonds posted a 1.2% gain in 2024.
  Tax-exempt municipal bonds delivered modest returns across the board in 2024. As the U.S. Federal Reserve felt inflation was trending in the right direction (down), they began an easing cycle in September.
  The U.S. Federal Reserve cut short-term interest rates three times for a total of 100 basis points to make policy less restrictive. As a result, U.S. Treasury yields were mixed for the year with ultrashort yields moving down 100-120 basis points, short yields whipsawing throughout the year and ending up mostly unchanged, intermediate yields peaking in the second quarter before falling to close the year up over 50 basis points, and long yields also peaking in the second quarter and closing the year up 70-75 basis points and near highs.
  The net result for U.S. Treasury yields in 2024 was an end to the inversion from the 2 to 30 year yields and a steeper yield curve. However, the tax-exempt municipal yield curve remained partially inverted, as short yields rose 20-55 basis points compared to intermediate yields increasing 60-70 basis points and long yields rising 55-80 basis points.
  Total municipal debt issuance in 2024 was over $500 billion, an increase of 30% from the prior year, and set a new record.
  Municipal credit fundamentals remained largely sound with credit spreads narrowing, especially for lower investment grade and high yield bonds.
  State government general fund revenues rose slightly in 2024 and budget forecasts expect a similar increase in 2025.
2024 Performance:
  The Tax-Exempt Bond Fund increased 4.9%, net of fees, in 2024 compared to an increase of 1.2% for the benchmark.
  The Fund’s outperformance relative to the benchmark was driven by strong performance from both Sit Fixed Income Advisors II, LLC and MacKay Shields, LLC.
  The Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, ended the year at 5.6 years, which was the same as it was at the start of the year.  For comparison, the duration of the Fund’s benchmark began the year at 3.6 years and was 3.7 years as of December 31, 2024.
  The Fund’s outperformance was, in part, driven by a larger weighting of long duration bonds relative to the benchmark. Credit quality was also a primary driver of the Fund’s outperformance, as high yield bonds, which are a greater percent of the portfolio than the benchmark, outperformed high grade bonds as credit spreads narrowed throughout the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Tax-Exempt Bond Fund	4.86%	1.42%	3.16%
Bloomberg Municipal Bond Index*	1.05%	0.99%	2.25%
Bloomberg Municipal Bond 5 Year (4-6) Index	1.17%	0.91%	1.67%
*	The Fund has added the returns of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, to comply with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 755,326,785
Holdings Count | Holding	743
Advisory Fees Paid, Amount	$ 2,259,966
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$755,326,785
Total number of portfolio holdings	743
Total advisory fees paid (after waiver/reimbursement)	$2,259,966
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.68%
MINNESOTA ST HSG FIN AGY	0.63%
UTAH ST HSG CORP	0.61%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.56%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.56%
UTAH ST HSG CORP	0.54%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.53%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.53%
UTAH ST HSG CORP	0.48%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.47%
State Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.68%
MINNESOTA ST HSG FIN AGY	0.63%
UTAH ST HSG CORP	0.61%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.56%
MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	0.56%
UTAH ST HSG CORP	0.54%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.53%
NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	0.53%
UTAH ST HSG CORP	0.48%
TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	0.47%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.3175%, 0.31% and 0.29% effective January 1, 2024, April 1, 2024 and October 1, 2024, respectively, of average daily net assets.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.3175%, 0.31% and 0.29% effective January 1, 2024, April 1, 2024 and October 1, 2024, respectively, of average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater
C000073549 [Member]
Shareholder Report [Line Items]
Fund Name	Clearwater International Fund
Class Name	Clearwater International Fund
Trading Symbol	QCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clearwater International Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Clearwater. You can also request this information by contacting us at (855) 684-9144.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 684-9144
Additional Information Website	https://connect.rightprospectus.com/Clearwater
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Fund	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
2024 Market Overview:
  As defined by the Fund’s performance benchmark, the MSCI World Ex U.S.A. Index - Net Dividends (the “benchmark”), international developed market large and mid-capitalization stocks increased by 4.7% in 2024.
  Weaker developed international market performance was mainly driven by economic uncertainty and concerns regarding the war in Eastern Europe.
  A strong U.S. dollar in 2024 relative to other international currencies was also a headwind for U.S. dollar-based investors.
  Unlike the domestic markets, value stocks outperformed growth stocks in the international developed markets as measured by the MSCI World Ex U.S.A. Value Index - Net Dividends and the MSCI World Ex U.S.A. Growth Index - Net Dividends.
  International large capitalization stocks outperformed international small capitalization stocks, as measured by the benchmark and the MSCI World Ex U.S.A. Small Cap Index - Net Dividends.
2024 Performance:
  The International Fund increased 5.5%, net of fees, in 2024 compared to an increase of 4.7% for the benchmark.
  Artisan Partners Limited Partnership, WCM Investment Management, LLC’s (“WCM”) large capitalization strategy, and LSV Asset Management all outperformed in 2024. Their outperformance was slightly offset by underperformance from WCM’s small capitalization strategy and Parametric, the subadviser that follows a tax-managed passive strategy.
  From a Fund-level perspective, sector positioning and stock selection both drove the Fund’s outperformance.
  Sector positioning contributed positively to the Fund’s returns relative to the benchmark due to underweight positions in the Materials, Energy, and Health Care sectors and overweight positions in the Information Technology sector.
  Stock selection also contributed positively to the Fund’s returns relative to the benchmark, as strong stock selection within the Consumer Discretionary, Consumer Staples, and Materials sectors more than offset poor stock selection in the Financials sector.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
International Fund	5.45%	6.90%	6.95%
MSCI World Ex U.S.A. Index - Net Dividends	4.70%	5.10%	5.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Clearwater for the most recent performance information.
Net Assets	$ 1,023,473,476
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 7,651,998
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,023,473,476
Total number of portfolio holdings	819
Total advisory fees paid (after waiver/reimbursement)	$7,651,998
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Arch Capital Group Ltd.	2.05%
Safran S.A.	1.81%
UBS Group A.G. (Registered)	1.49%
Compass Group PLC	1.41%
Unilever PLC	1.33%
Danone S.A.	1.31%
ABB Ltd. (Registered)	1.27%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.24%
Novo Nordisk A/S, Class B	1.19%
Novartis A.G. (Registered)	1.12%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Arch Capital Group Ltd.	2.05%
Safran S.A.	1.81%
UBS Group A.G. (Registered)	1.49%
Compass Group PLC	1.41%
Unilever PLC	1.33%
Danone S.A.	1.31%
ABB Ltd. (Registered)	1.27%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.24%
Novo Nordisk A/S, Class B	1.19%
Novartis A.G. (Registered)	1.12%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.7275%, 0.73% and 0.75% effective January 1, 2024, April 1, 2024, and January 1, 2025 respectively, of average daily net assets.
On December 12, 2024, the Board of Trustees approved (1) the termination of LSV Asset Management as a subadviser to the Fund and (2) an additional strategy for an existing subadviser, Artisan Partners Limited Partnership. These changes took effect on January 10, 2025.

Material Fund Change Expenses [Text Block]
Clearwater Management Co., Inc. voluntarily agreed to waive a portion of the Fund's management fee to achieve an effective management fee rate equal to 0.7275%, 0.73% and 0.75% effective January 1, 2024, April 1, 2024, and January 1, 2025 respectively, of average daily net assets.

Material Fund Change Strategies [Text Block]
On December 12, 2024, the Board of Trustees approved (1) the termination of LSV Asset Management as a subadviser to the Fund and (2) an additional strategy for an existing subadviser, Artisan Partners Limited Partnership. These changes took effect on January 10, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 29, 2025 at https://connect.rightprospectus.com/Clearwater or upon special request at (855) 684-9144.

Updated Prospectus Phone Number	(855) 684-9144
Updated Prospectus Web Address	https://connect.rightprospectus.com/Clearwater